Derivative Financial Instruments and Hedging - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Net losses	¥ 280,926	¥ 270,990	¥ 255,257
Net derivative gains included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2017	3,170
Net gains (losses) on cash flow hedges, ineffectiveness	310	111	510
Net gains (losses) on fair value hedges, ineffectiveness	(2)	1	21
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net losses	¥ 1,694	¥ (838)	¥ (2,424)